Annual Total Returns [BarChart] - PRUDENTIAL DAY ONE 2045 FUND - Class R6	Sep. 29, 2020 [1]
Bar Chart Table:
Annual Return 2017	20.34%
Annual Return 2018	(8.08%)
Annual Return 2019	23.80%

[1]	The total return for Class R6 shares from January 1, 2020 through June 30, 2020 was -6.97%.